Commitments and Contingencies - Product Liability (Details) - 12 months ended Dec. 31, 2015 € in Millions	USD ($) case lawsuit item	EUR (€)
Product Liability - Filters
Product Liability Litigation
Number of lawsuits filed | case	2
Number of customers who obtained an order in the French Courts against 3M Purification SAS | item	1
Number of other customers the Company has resolved claims with | item	2
Product Liability Litigation - EDF
Product Liability Litigation
Number of lawsuits filed | lawsuit	1
Amount of potential damages (minimum) EDF incurred as stated by court appointed expert witness | €		€ 100
Product Liability Litigation - EDF | Maximum
Product Liability Litigation
Estimated time commercial court may take to render decision	1 year
Product Liability Litigation - EDF | Minimum
Product Liability Litigation
Estimated time commercial court may take to render decision	6 years
Product liability - Bair Hugger
Product Liability Litigation
Number of lawsuits filed | lawsuit	122
Accrued loss contingency reserve | $	$ 0